Note 12 - Stock-based Compensation (Details Textual) - USD ($) $ in Thousands		3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 26, 2024	Mar. 31, 2024	Dec. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)				359	0
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation	36		193
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 1,700		$ 1,100
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 3 months 18 days		2 years 1 month 6 days
Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 0	$ 100
Equity Incentive Plan 2015 [Member]
Percentage of Total Shares Eligible for Plan Reserve, On an Annual Basis		4.00%		4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		37,678		12,580		226,981
The 2018 Employee, Director and Consultant Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		0		0
The 2018 Employee, Director and Consultant Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		10 years		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		4 years		4 years
The 2018 Employee, Director and Consultant Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		1 year		1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		25.00%		25.00%